Expense Example - BlackRock Short Maturity Bond ETF - BlackRock Short Maturity Bond ETF	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	142
Expense Example, with Redemption, 10 Years	$ 326